Organization and nature of business - Additional information (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 23, 2018	Feb. 21, 2018	Feb. 23, 2018	Feb. 21, 2018	Sep. 30, 2019	Mar. 22, 2019
Organization And Nature Of Business [Line Items]
Gross proceeds from initial public offering					$ 7,500,000
IPO
Organization And Nature Of Business [Line Items]
Number of ordinary shares		1,680,000		1,680,000
Initial public offering price		$ 4.00		$ 4.00
Gross proceeds from initial public offering		$ 6,720,000		$ 6,720,000
Net proceeds from initial public offering		$ 5,374,341
Option granted term		45 days
IPO | Underwriter
Organization And Nature Of Business [Line Items]
Number of ordinary shares		252,000
Forest Food | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership					96.15%
FLS Mushroom
Organization And Nature Of Business [Line Items]
% of Ownership					100.00%
Revenue from China
Organization And Nature Of Business [Line Items]
Percentage of product sold					93.00%
International
Organization And Nature Of Business [Line Items]
Percentage of product sold					7.00%
% of Ownership					100.00%
View Trade Securities, Inc. | IPO
Organization And Nature Of Business [Line Items]
Number of ordinary shares	252,000		252,000
Initial public offering price	$ 4.00		$ 4.00
Gross proceeds from initial public offering	$ 1,008,000		$ 1,008,000
Net proceeds from initial public offering	$ 927,330
Nongyuan Network Technology Co., Ltd. | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						98.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Technology | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest					50.00%
Suyuan Agriculture Technology Co., Ltd | Revenue from China
Organization And Nature Of Business [Line Items]
% of Ownership					100.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						2.00%